Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended									3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 18, 2013	Dec. 31, 2013 Research and Development Expense	Sep. 30, 2013 Research and Development Expense	Dec. 31, 2013 General and Administrative Expense	Sep. 30, 2013 General and Administrative Expense	Dec. 31, 2013 Maximum	Sep. 30, 2013 Maximum	Dec. 31, 2013 Minimum	Sep. 30, 2013 Minimum	Sep. 30, 2013 Employees And Directors	Dec. 31, 2013 Consultants	Sep. 30, 2013 Consultants	Sep. 30, 2013 Employees	Sep. 30, 2013 Employees Maximum	Sep. 30, 2013 Employees Minimum	Sep. 30, 2013 Director	Dec. 31, 2013 2013 Stock Incentive Plan	Oct. 02, 2013 2013 Stock Incentive Plan	Sep. 30, 2013 2013 Stock Incentive Plan	Jun. 18, 2013 2013 Stock Incentive Plan	Dec. 31, 2013 2013 Stock Incentive Plan Consultants	Sep. 30, 2013 2013 Stock Incentive Plan Consultants	Dec. 31, 2013 2013 Stock Incentive Plan Consultants Maximum	Dec. 31, 2013 2013 Stock Incentive Plan Consultants Minimum	Sep. 30, 2009 2009 Stock Incentive Plan	Sep. 30, 2013 2009 Stock Incentive Plan Consultants	Sep. 30, 2013 2009 Stock Incentive Plan Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued	60,145,237	60,145,237	5,645,212																				7,825,388					707,460
Increase in aggregate number of shares				3,000,000																	2,405,809
Percentage Of Outstanding Number Of Shares				4.00%
Stock issued during period, shares, new issues													1,900,000		1,100,000
Common stock shares subject to vesting issued																														579,026
Additional common stock shares subject to vesting issued																													116,973
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	220,000	3,000,000												220,000		1,400,000			500,000						1,100,000
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	5 years	4 years 10 months 17 days	0 years														10 years	4 years 6 months	4 years 6 months					10 years	3 years
Share-based compensation arrangement by share-based payment award, award vesting period																			3 years					3 years
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 0.20	$ 0.38															$ 0.40	$ 0.37	$ 0.37						$ 0.40	$ 0.20	$ 0.19
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum	113.00%	76.57%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum		111.88%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum	2.80%	0.88%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum	3.04%	2.40%
Share based compensation arrangement by share based payment award fair value assumptions expected forfeiture rate	0.00%	0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate	0.00%	0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term									10 years	5 years 9 months	9 years 8 months 12 days	3 years
Share-based compensation arrangement by share-based payment award, number of shares available for grant	7,011,197	4,825,388
Allocated share-based compensation expense	$ 131,563	$ 288,000			$ 85,999	$ 38,000	$ 45,564	$ 250,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total																				$ 915,000		$ 996,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	2 years 7 months 2 days	2 years 9 months 11 days
Common Stock, Shares Authorized	300,000,000	300,000,000	75,000,000																		10,231,197